Interest, Net (Computation Of Capitalized Interest) (Details) (USD $) In Millions	12 Months Ended
	May 29, 2011	May 30, 2010	May 31, 2009
Interest, Net
Interest paid, net of amounts capitalized	$ 98.3	$ 95.3	$ 103.6